Inventory (Tables)	12 Months Ended
Mar. 31, 2021
Inventory Disclosure [Abstract]
Schedule of Inventory

The inventory components are as follows:

	As of March 31
	2021	2020
Finished Goods	$36,973	$50,357
Raw Materials	8,773	—
Manufacturing Supplies	1,322	—
	47,068	50,357
Reserve for Obsolete Inventory	(47,068)	(50,357)
Total Net	$—	$—